Income taxes (Significant components of deferred tax assets and liabilities) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	$ (92,791,000)	$ 12,142,000
Deferred tax assets	892,860,000	984,071,000
Deferred tax liabilities	0	0
Net deferred tax asset (liability)	892,860,000	984,071,000	$ 937,579,000
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	67,736,000	84,668,000
Net deferred tax assets	515,872,000	448,136,000
Provision for reclamation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	(4,157,000)	(3,817,000)
Net deferred tax assets	199,659,000	203,816,000
Inventories [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	3,292,000	1,689,000
Net deferred tax assets	11,540,000	8,248,000
Net deferred tax liabilities	0	0
Foreign exploration and development [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	(51,000)	(1,816,000)
Net deferred tax assets	2,589,000	2,641,000
Income tax losses (gains) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	(141,907,000)	(66,227,000)
Net deferred tax assets	93,776,000	235,683,000
Defined benefit plan actuarial losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	0	0
Net deferred tax assets	4,279,000	2,698,000
Long-term investments and other, deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	(17,704,000)	(2,355,000)
Net deferred tax assets	65,145,000	82,849,000
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	(92,791,000)	12,142,000
Net deferred tax assets	892,860,000	984,071,000
Property, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	0	0
Net deferred tax liabilities	0	0
Inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	0	0
Net deferred tax liabilities	0	0
Deferred tax liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	0	0
Net deferred tax liabilities	$ 0	$ 0